Receivables (Tables)	12 Months Ended
Apr. 30, 2018
Accounts, Notes, Loans and Financing Receivable, Unclassified [Abstract]
Schedule Of Short-Term Receivables
Receivables, net of their related allowance, consist of the following:

(in 000s)
As of April 30,	2018		2017
	Short-term	Long-term	Short-term	Long-term
Loans to franchisees	$30,596	$35,212	$39,911	$36,614
Receivables for U.S. assisted and DIY tax preparation and related fees	41,572	5,503	23,025	6,316
Instant Cash Back® receivables	27,192	2,057	34,940	—
H&R Block Emerald Advance® lines of credit	15,642	5,754	16,202	5,069
Software receivables from retailers	6,769	—	16,715	—
Royalties and other receivables from franchisees	9,239	761	13,275	1,585
Other	15,764	3,147	18,707	3,314
	$146,774	$52,434	$162,775	$52,898

Schedule Of Receivables Based On Year Of Origination
by year of origination, are as follows:

					(in 000s)
As of April 30,	2018			2017
Year of Origination	Current Balance	Non-Accrual	Year of Origination	Current Balance	Non-Accrual

2018	$25,835	$25,835	2017	$10,160	$10,160
2017	3,955	3,955	2016	4,527	4,527
2016 and prior	4,502	4,502	2015 and prior	2,709	2,709
Revolving loans	13,726	11,067	Revolving loans	13,998	10,600
	48,018	$45,359		31,394	$27,996
Allowance (1)	(26,622)		Allowance (1)	(10,123)
Net balance	$21,396		Net balance	$21,271

Schedule Of Activity In The Allowance For Doubtful Accounts
Activity in the allowance for doubtful accounts for our receivables is as follows:

(in 000s)
	EAs	All Other	Total
Balances as of May 1, 2015	$7,353	$47,174	$54,527
Provision	24,939	48,743	73,682
Charge-offs	(23,285)	(47,913)	(71,198)
Balances as of April 30, 2016	9,007	48,004	57,011
Provision	12,713	40,063	52,776
Charge-offs	(11,597)	(42,894)	(54,491)
Balances as of April 30, 2017	10,123	45,173	55,296
Provision	16,499	57,990	74,489
Charge-offs	—	(47,972)	(47,972)
Balances as of April 30, 2018	$26,622	$55,191	$81,813